Equity-accounted investees - Disclosures Regarding Interests in Associates (Details) $ in Thousands		1 Months Ended	3 Months Ended					12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Equity-accounted investees [Line Items]
Profit loss from sale of interests in associates						$ 643
Dividends received								$ 6,354	$ 11,663	$ 3,164
Kore Potash PLC
Equity-accounted investees [Line Items]
Percentage share reduction				0.05%	0.06%		0.60%
Transfer in equity of non controlling interest to other reserves				$ 3,739
Increase decrease in equity through share based payment transaction					$ 79		$ 754
Proportion of ownership interest in associate				20.15%	20.20%		19.07%
Issue of equity			$ 13,931
Percentage of dilution of shares			5.5
Profit loss from sale of interests in associates			$ 5,778
Kore Potash PLC | SQM | South Africa
Equity-accounted investees [Line Items]
Investment in associate shares | shares						260,598,591
Total shares in associates | shares						584,753,846
Payment to acquire investment in associates						$ 1,679
Proportion of ownership interest in associate						20.26%
Plantacote N.V. | WSNPK | SQM | Netherlands
Equity-accounted investees [Line Items]
Business combination total purchase consideration					$ 16,757					16,757
Business combination goodwill					$ 7,380					7,380
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Proceeds from sales of interests in associates						$ 33,066
Profit loss from sale of interests in associates						11,408
SQM Eastmed Turkey
Equity-accounted investees [Line Items]
Proceeds from sales of interests in associates						618
Profit loss from sale of interests in associates						$ 408
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Proportion of ownership interest in associate								37.00%
Dividends received		$ 3,000						$ 3,000	9,438	$ 0
Dividend income		$ 523
Impairment loss recognised in profit or loss	$ 2,800
Related Party of Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Dividends receivable									2,477
Related Party of Abu Dhabi Fertilizer Industries WWL | Internacional Technical and Trading Agenies Co. WLL
Equity-accounted investees [Line Items]
Dividends received									$ 9,438